Asset Retirement Obligations (Schedule Of Asset Retirement Obligations) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Changes in Asset Retirement Obligations [Line Items]
Balance at beginning of period	$ 2,172	$ 2,014
Liabilities incurred
Accretion expense	171	158
Revision of estimate
Balance at end of period	$ 2,343	$ 2,172